Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accounts receivable, net	¥ 15,770	$ 2,417	¥ 22,894
Current liabilities	3,465,599	531,126	2,419,991
Non Current liabilities	¥ 223,565	$ 34,263	¥ 74,557
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001		$ 0.001
Common stock shares authorised	4,000,000,000	4,000,000,000	1,282,750,429
Common Stock, Shares, Issued	3,546,124,955	3,546,124,955	1,077,086,304
Common Stock, Shares, Outstanding	3,339,618,633	3,339,618,633	894,711,200
Series A Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.001		0.001
Temporary Equity, Shares Authorized	0	0	458,116,000
Temporary Equity, Shares Issued	0	0	458,116,000
Temporary Equity, Shares Outstanding	0	0	458,116,000
Series B Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.001		0.001
Temporary Equity, Shares Authorized	0	0	153,603,600
Temporary Equity, Shares Issued	0	0	153,603,600
Temporary Equity, Shares Outstanding	0	0	153,603,600
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.001		0.001
Temporary Equity, Shares Authorized	0	0	185,665,192
Temporary Equity, Shares Issued	0	0	185,665,192
Temporary Equity, Shares Outstanding	0	0	185,665,192
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.001		0.001
Temporary Equity, Shares Authorized	0	0	842,738,782
Temporary Equity, Shares Issued	0	0	842,738,782
Temporary Equity, Shares Outstanding	0	0	842,738,782
Series D+ Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.001		$ 0.001
Temporary Equity, Shares Authorized	0	0	77,125,997
Temporary Equity, Shares Issued	0	0	55,089,998
Temporary Equity, Shares Outstanding	0	0	55,089,998
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Current liabilities	¥ 3,000,675	$ 459,873	¥ 2,168,169
Non Current liabilities	¥ 153,061	$ 23,457	¥ 74,557